Issued Capital - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Equity Purchase Fee - Tasly	6 Months Ended
Dec. 31, 2019 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued | shares	37,500,000
Sale of equity price per share | $ / shares	$ 2.00
Discount percentage used to calculate equity purchase price per share	3.15%